Financial risk management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Market risk - cash flow interest rate risk
Lease liabilities	R$ 111,373	R$ 96,657	R$ 140,563
Accounts payable for business combination	R$ 436,600	614,120	R$ 625,277
Interest rate basis	CDI
Private Bonds – 9th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds	R$ 261,634	263,722
Private Bonds – 10th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds	500,371	0
Bonds – 1st Issuance – single
Market risk - cash flow interest rate risk
Bonds	0	528,040
Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Lease liabilities	111,373	96,657
Accounts payable for business combination	436,600	614,120
Amount under interest rate contract	R$ 1,309,978	R$ 1,502,539
Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis	IPCA
Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	100.00%
Market risk - cash flow interest rate risk | Private Bonds – 9th Issuance – series 2 | CDI + 2.40% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	2.40%
Market risk - cash flow interest rate risk | Private Bonds – 10th Issuance – series 2 | CDI + 1.35% p.a. and CDI + 1.60% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.60%
Market risk - cash flow interest rate risk | Private Bonds – 10th Issuance – series 1 | CDI + 1.35% p.a. and CDI + 1.60% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.35%
Market risk - cash flow interest rate risk | Bonds – 1st Issuance – single | CDI + 2.30% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	2.30%